Investment securities - Mortgage-backed, Asset-backed Securities (Details) - USD ($) $ in Millions	Sep. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Estate, Equity and Other
Total mortgage and asset backed securities held at fair value
Total mortgage and asset-backed securities held at fair value	$ 1,010.3	$ 959.9	$ 1,165.9
Mortgage-backed securities
Total mortgage and asset backed securities held at fair value
Total mortgage and asset-backed securities held at fair value	596.7	484.5	698.1
Mortgage-backed securities | Level 2
Total mortgage and asset backed securities held at fair value
Total mortgage and asset-backed securities held at fair value			1,147.5
Agency
Total mortgage and asset backed securities held at fair value
Total mortgage and asset-backed securities held at fair value	436.3	279.0	452.7
Government National Mortgage Association
Total mortgage and asset backed securities held at fair value
Total mortgage and asset-backed securities held at fair value	60.5	57.2	77.3
Federal National Mortgage Association
Total mortgage and asset backed securities held at fair value
Total mortgage and asset-backed securities held at fair value	204.2	159.8	287.2
Federal Home Loan Mortgage Corporation
Total mortgage and asset backed securities held at fair value
Total mortgage and asset-backed securities held at fair value	171.6	62.0	88.2
Non-agency
Total mortgage and asset backed securities held at fair value
Total mortgage and asset-backed securities held at fair value	160.4	205.5	245.4
Residential mortgage-backed securities
Total mortgage and asset backed securities held at fair value
Total mortgage and asset-backed securities held at fair value	39.6	57.2	16.8
Commercial mortgage-backed securities
Total mortgage and asset backed securities held at fair value
Total mortgage and asset-backed securities held at fair value	120.8	148.3	228.6
Asset-backed securities
Total mortgage and asset backed securities held at fair value
Total mortgage and asset-backed securities held at fair value	413.6	475.4	467.8
Asset-backed securities | Level 3
Total mortgage and asset backed securities held at fair value
Total mortgage and asset-backed securities held at fair value			18.4
Credit Card Receivables
Total mortgage and asset backed securities held at fair value
Total mortgage and asset-backed securities held at fair value	12.7	53.0	99.1
Vehicle Receivables
Total mortgage and asset backed securities held at fair value
Total mortgage and asset-backed securities held at fair value	91.9	314.6	260.6
Other
Total mortgage and asset backed securities held at fair value
Total mortgage and asset-backed securities held at fair value	$ 309.0	$ 107.8	$ 108.1